Selected Statement of Operations Data (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income:
Interest on bank deposits and short-term investments	$ 219	$ 208	$ 75
Non-dollar currency gains - net	89		415
Income from marketable securities	165	77	136
Realized gain from sale of available-for-sale securities	24	28
Interest on available-for-sale securities		27	42
Other Nonoperating Income	497	340	668
Expenses:
Non-dollar currency losses - net		(107)
Realized loss from sale of available-for-sale securities			(24)
Bank commissions and charges	(14)	(11)	(14)
Other Nonoperating Expense	(14)	(118)	(38)
Financial income (expense) - net	$ 483	$ 222	$ 630